BANK BORROWINGS - Additional information (Details)	1 Months Ended	6 Months Ended
	Aug. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)
BANK BORROWINGS
Repaid borrowings				$ 689,408
Bank borrowings term		12 months	12 months
Revolving credit facility
BANK BORROWINGS
Bank borrowings term	1 year
Proceeds from credit facility		$ 437,165	¥ 3,000,000
Fixed interest rate		3.14%	3.14%
Maximum borrowing capacity	$ 437,165								¥ 3,000,000
Bank of Beijing | Loan agreement
BANK BORROWINGS
Principal amount					$ 293,565	¥ 2,110,000
Fixed interest rate					1.50%	1.50%
Bank of China | Loan agreement
BANK BORROWINGS
Principal amount							$ 417,931	¥ 3,000,000
Fixed interest rate							3.14%	3.14%
Bank of Communications | Credit facility agreement
BANK BORROWINGS
Interest expense arising from the bank borrowings		$ 15,277		$ 8,388